Exploration and Evaluation Assets - Impairment Reversal Booked (Details) - CAD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ (1,126,415)	$ (416,000)
Reversal of impairment loss recognised in profit or loss		1,100,000		$ 341,326
Viking And Eagle Ford Cash Generating Units
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss				341,300
Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		(356,000)	0
Reversal of impairment loss recognised in profit or loss				116,000
Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ (442,415)	$ 0
Reversal of impairment loss recognised in profit or loss				225,326
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	$ (127,861)
Exploration and evaluation assets | Viking And Eagle Ford Cash Generating Units
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss				14,803
Exploration and evaluation assets | Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss				2,000
Impairment loss on financial assets	(13,000)
Exploration and evaluation assets | Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss				$ 12,803
Impairment loss on financial assets	$ (48,861)